Other Operating Expenses [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]

Details of other operating expenses were as follows.

Year ended December 31, ($ in millions)	2013	2012	2011
Insurance commissions	$370	$382	$431
Technology and communications	346	317	342
Professional services	176	149	171
Lease and loan administration	173	325	201
Advertising and marketing	136	145	150
Regulatory and licensing fees	116	118	124
Provision for legal and regulatory settlements (a)	105	6	2
Mortgage representation and warranty obligation, net	104	171	—
Premises and equipment depreciation	81	76	70
Vehicle remarketing and repossession	60	52	84
Occupancy	44	50	47
Other	270	271	361

Total other operating expenses	$1,981	$2,062	$1,983

(a)	Results for the year ended December 31, 2013 include a $98 million settlement charge related to Consent Orders issued by the Consumer Financial Protection Bureau (CFPB) and the U.S. Department of Justice (DOJ) pertaining to the allegation of disparate impact in the automotive finance business. Refer to Note 29 for additional details.